Net Loss Per Share - Schedule of calculation of diluted net loss per share (Details) - shares			6 Months Ended
	Apr. 12, 2023	Jan. 26, 2023	Jun. 30, 2023	Jun. 30, 2022
Anti-dilutive Securities
Earnout first milestone	4,000,000
Earnout first milestone Round off	3,999,987
Forfeitable shares	500,000
Antidilutive securities			10,754,634	3,074,661
Maximum
Anti-dilutive Securities
Shares consideration		8,000,000
Stock options
Anti-dilutive Securities
Antidilutive securities			3,821,922	1,578,316
Warrant liability.
Anti-dilutive Securities
Antidilutive securities			1,966,808	1,328,237
Unvested Restricted Stock Awards
Anti-dilutive Securities
Antidilutive securities			49,237	168,108
Conversion Option
Anti-dilutive Securities
Antidilutive securities			416,667
Forfeitable Shares
Anti-dilutive Securities
Antidilutive securities			500,000
Earnout Consideration
Anti-dilutive Securities
Antidilutive securities			4,000,000